March 29, 2021

VIA EDGAR

Alison White, Esq.

Senior Counsel

Securities and Exchange Commission

100 F Street NE
Washington, DC 20549

Re: Praxis Mutual Funds Preliminary Proxy Statement Filing (Accession No: 0001398344-21-006170)

Dear Ms. White:

On behalf of the Praxis Mutual Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, the definitive proxy statement on Schedule 14A. The definitive proxy statement incorporates comments received from the Commission on the Trust’s preliminary proxy staff previously filed on March 26, 2021. All changes are marked.

If you or any other members of the Staff have any questions or comments regarding this letter, please call me at 860-524-3937.

Very truly yours,

/s/ Anthony Zacharski

Anthony Zacharski

Fund Counsel, Praxis Mutual Funds